Investment Strategy - PGIM Short-Term Corporate Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its investable assets in bonds of corporations with varying maturities. For purposes of this policy, bonds include all fixed income securities, other than preferred stock, and corporations include all private issuers. The effective duration of the Fund's portfolio is generally less than three years. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund may invest in mortgage-related securities and asset-backed securities (including collateralized debt obligations and collateralized loan obligations). Some (but not all) of the U.S. Government securities and mortgage-related securities in which the Fund may invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These securities include, but are not limited to, direct obligations issued by the U.S. Treasury, and obligations of certain entities that may be chartered or sponsored by Acts of Congress, such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”). Securities issued by other government entities that may be chartered or sponsored by Acts of Congress, in which the Fund may invest, are not backed by the full faith and credit of the United States and must rely on their own resources to repay the debt. These securities include, but are not limited to, obligations of the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Student Loan Marketing Association (“SLMA” or “Sallie Mae”), each of which has the right to borrow from the U.S. Treasury to meet its obligations. The subadviser may invest up to 20% of the Fund's investable assets in speculative, below investment-grade debt obligations (rated BB+ or lower by S&P Global Ratings (“S&P”), Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization(“NRSRO”)), which are also known as high-yield debt securities or junk bonds. The Fund may also invest in unrated debt obligations that the subadviser determines are of comparable quality to the rated debt obligations that are permissible investments. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. Up to 35% of the Fund's investable assets may be invested in dollar-denominated obligations issued in the U.S. by foreign corporations and governments (Yankee obligations). The subadviser may also invest up to 20% of the Fund's investable assets in debt obligations issued by the U.S. Government and government-related entities. The Fund may use derivatives to manage its duration, as well as to manage interest rate risk, to hedge against losses, and to try to improve returns. The Fund buys and sells securities to take advantage of investment opportunities based on the subadviser's fundamental credit research, as well as analysis of market conditions, interest rates and general economic factors. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.